The Company, Business Activities and Basis of Presentation - Composition of Net Revenues Recognized Disaggregated by Nature (Detail) - USD ($)	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Revenue Recognition [Abstract]
Net commercial revenues recognized upon delivery	$ 698,115		$ 941,783							$ 2,231,166	$ 2,703,424
Development services revenues recognized upon delivery	63,476		67,394							159,606	211,736
Commercial revenues recognized upon cash collection			102,234								1,158,277
Total net revenues	$ 761,591	$ 995,226	$ 1,111,411	$ 1,278,961	$ 1,683,065	$ 1,291,587	$ 1,047,280	$ 662,860	$ 221,369	$ 2,390,772	$ 4,073,437	$ 5,068,663	$ 3,223,096